                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Prospector Partners, LLC
Address: 370 Church Street
         Guilford, CT  06437


Form 13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Gillespie
Title:   Managing Member
Phone:   (203) 458-1500

Signature, Place, and Date of Signing:

    /s/ John D. Gillespie    Hartford, CT      February 11, 2002
    _____________________    _______________   _________________
         [Signature]         [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     61

Form 13F Information Table Value Total:     $211,948
                                            [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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
                                                           13F Report

                                               PROSPECTOR PARTNERS, LLC (Hartford)


    ITEM 1          ITEM 2          ITEM 3        ITEM 4              ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------          ------          ------        ------              ------          ------       ------          ------

                                                  FAIR
                    TITLE           CUSIP         MARKET    SHRS OR                   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS         NUMBER        VALUE     PRN AMT  SH/PRN  PUT/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
                                                  [X1000]
--------------     --------         ------        ------    -------  ------  -------- ----------- --------   ----   ------  ----

ACE LTD COM         COMMON STOCK     G0070K103      3132      78000    SH                SOLE                78000    0     0
ACE LTD COM         OPTIONS - CALLS  G0070K2BF      2008      50000    SH     CALL       SOLE                50000    0     0
ALLEGHANY CORP DEL
 NEW COM            COMMON STOCK     017175100      5585      29017    SH                SOLE                29017    0     0
ALLSTATE CORP COM   OPTIONS - CALLS  0200022AF      4044     120000    SH     CALL       SOLE               120000    0     0
AMBAC FINANCIAL
 GROUP INC          COMMON STOCK     023139108      8875     153374    SH                SOLE               153374    0     0
AMER EXPRESS CO COM OPTIONS - PUTS   0258160ME      1785      50000    SH     PUT        SOLE                50000    0     0
AMERICAN FINICAL
 HOLDINGS           COMMON STOCK     026075101       206       8093    SH                SOLE                 8093    0     0
ANNUITY AND LIFE
 RE HLDGS           COMMON STOCK     G03910109      6213     247400    SH                SOLE               247400    0     0
AON CORP            COMMON STOCK     037389103     12249     344800    SH                SOLE               344800    0     0
BERKLEY W R
 CORP COM           COMMON STOCK     084423102      4183      77900    SH                SOLE                77900    0     0
BERKSHIRE HATHAWAY
 CL A INC DE        COMMON STOCK     084670108      2419         32    SH                SOLE                   32    0     0
BERKSHIRE HATHAWAY
 INC CLASS B        COMMON STOCK     084670207     11574       4584    SH                SOLE                 4584    0     0
BISYS GROUP INC COM COMMON STOCK     055472104       324       5060    SH                SOLE                 5060    0     0
BROWN & BROWN INC
 COM STK            COMMON STOCK     115236101      5438     199200    SH                SOLE               199200    0     0
CAPITAL ONE         OPTIONS - PUTS   14040H0ML       809      15000    SH     PUT        SOLE                15000    0     0
CAPITAL ONE         OPTIONS - PUTS   14040H0MK       809      15000    SH     PUT        SOLE                15000    0     0
CHARLES SCHWAB
 CORP COM           OPTIONS - CALLS  808513EAC      1006      65000    SH     CALL       SOLE                65000    0     0
CLARK/BARDES
 INC COM            COMMON STOCK     180668105      3343     132500    SH                SOLE               132500    0     0
CT BANCSHARES
 COM STK            COMMON STOCK     207540105       259      10000    SH                SOLE                10000    0     0
EVEREST RE GROUP
 LTD COM STK        COMMON STOCK     G3223R108      5783      81800    SH                SOLE                81800    0     0




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

FIDELITY NATL
 FINL INC COM       COMMON STOCK     316326107      1617      65200    SH                SOLE                65200    0     0
FIRST DATA CORP COM COMMON STOCK     319963104      8765     111710    SH                SOLE               111710    0     0
FIRST DATA CORP COM OPTIONS - PUTS   3199630MP      2510      32000    SH     PUT        SOLE                32000    0     0
FIRST INVS FINL
 SVCS GROUP IN      COMMON STOCK     32058A101       660     200000    SH                SOLE               200000    0     0
FLEET BOSTON
 FINANCIAL CORP     OPTIONS - CALLS  3390305AF      1643      45000    SH     CALL       SOLE                45000    0     0
GALLAGHER ARTHUR
 J & CO COM         COMMON STOCK     363576109       464      13440    SH                SOLE                13440    0     0
HALLWOOD RLTY
 PARTNERS L P       COMMON STOCK     40636T203       635       9000    SH                SOLE                 9000    0     0
HCC INS HLDGS
 INC COM            COMMON STOCK     404132102      2768     100440    SH                SOLE               100440    0     0
HILB, ROGAL &
 HAMILTON CO        COMMON STOCK     431294107      3740      66725    SH                SOLE                66725    0     0
IHOP CORP USD.01
 COM                COMMON STOCK     449623107      1328      45300    SH                SOLE                45300    0     0
IMS HEALTH INC
 COM STK            COMMON STOCK     449934108       781      40000    SH                SOLE                40000    0     0
INTERACTIVE DATA
 COR P (EX DAT      COMMON STOCK     45840J107       957      67700    SH                SOLE                67700    0     0
INTL SPEEDWAY CORP
 CL A COM           COMMON STOCK     460335201      1028      26300    SH                SOLE                26300    0     0
INTUIT INC COM      COMMON STOCK     461202103      3414      79793    SH                SOLE                79793    0     0
IPC HOLDINGS LTD
 COM                COMMON STOCK     G4933P101       921      31100    SH                SOLE                31100    0     0
LAFARGE NORTH
 AMER INC           COMMON STOCK     505862102      4576     121800    SH                SOLE               121800    0     0
LANDAMERICA FINAN-
 CIAL GROUP         COMMON STOCK     514936103       690      24000    SH                SOLE                24000    0     0
METRIS COMPANIES
 INC                OPTIONS - PUTS   5915981MF      1041      40500    SH     PUT        SOLE                40500    0     0
PARTNERRE LIMITED
 BERMUDA            COMMON STOCK     G6852T105      7512     139100    SH                SOLE               139100    0     0
PHOENIX COMPANIES
 INC NEW COM        COMMON STOCK     71902E109      1681      90870    SH                SOLE                90870    0     0
PNC FINANCIAL
 SERVICES GRP       COMMON STOCK     693475105      2498      44450    SH                SOLE                44450    0     0
PORT FINANCIAL
 CORP COM STK       COMMON STOCK     734119100      1004      38500    SH                SOLE                38500    0     0
PROGRESSIVE CORP    COMMON STOCK     743315103      1680      11250    SH                SOLE                11250    0     0
R.H. DONNELLEY
 CORP COM           COMMON STOCK     74955W307      1133      39000    SH                SOLE                39000    0     0
RENAISSANCE RE
 HLDGS LTD COM      COMMON STOCK     G7496G103      8545      89570    SH                SOLE                89570    0     0
SIERRA PACIFIC
 RESOURCES          COMMON STOCK     826428104       339      22500    SH                SOLE                22500    0     0
UICI INC COM        COMMON STOCK     902737105      4078     302100    SH                SOLE               302100    0     0




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

UNIONBANCAL CORP
 COM STK            COMMON STOCK     908906100      3233      85100    SH                SOLE                85100    0     0
UNUMPROVIDENT CORP
 COM                COMMON STOCK     91529Y106      1411      53220    SH                SOLE                53220    0     0
US BANCORP COM      COMMON STOCK     902973304      4651     222199    SH                SOLE               222199    0     0
US BANCORP COM      OPTIONS - CALLS  9029734AD       314      15000    SH     CALL       SOLE                15000    0     0
WACHOVIA CORP Com   COMMON STOCK     929903102      3794     121000    SH                SOLE               121000    0     0
WACHOVIA CORP Com   OPTIONS - CALLS  9299031AE      1725      55000    SH     CALL       SOLE                55000    0     0
WACHOVIA CORP Com   OPTIONS - CALLS  9299031AF      1725      55000    SH     CALL       SOLE                55000    0     0
WADDELL & REED
 FINANCIAL INC      COMMON STOCK     930059100      3220     100038    SH                SOLE               100038    0     0
WASHINGTON POST     COMMON STOCK     939640108       689       1300    SH                SOLE                 1300    0     0
WESCO FINANCIAL     COMMON STOCK     950817106       720       2286    SH                SOLE                 2286    0     0
WILLIS GROUP HDLS
 LTD SHARES         COMMON STOCK     G96655108       683      29000    SH                SOLE                29000    0     0
WHITE MOUNTAINS
 INSURANCE GROUP    COMMON STOCK     G9618E107    34,800     100000    SH                SOLE               100000    0     0
XL CAPITAL LTD
 CL-A COM STK       COMMON STOCK     G98255105      8266      90486    SH                SOLE                90486    0     0
ZENITH NATL
 INS CORP           COMMON STOCK     989390109       665      23810    SH                SOLE                23810    0     0































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